Risk management - Financial liabilities current and non current (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities current and non current
Current financial liabilities	$ 51,315	$ 181,680
Non-current financial liabilities	977,167	937,312
Total	1,028,482	1,118,992
Financial liabilities at fair value through profit and loss
Financial liabilities current and non current
Current financial liabilities		91,493
Total		91,493
Due to brokers
Financial liabilities current and non current
Current financial liabilities		51,401
Total		51,401
Loan interest payable
Financial liabilities current and non current
Current financial liabilities	9,556	9,462
Total	9,556	9,462
Other liabilities
Financial liabilities current and non current
Current financial liabilities	41,759	29,324
Non-current financial liabilities	24,340	22,106
Total	66,099	51,430
Loan capital
Financial liabilities current and non current
Non-current financial liabilities	667,814	655,880
Total	667,814	655,880
Capital provision asset subparticipations
Financial liabilities current and non current
Non-current financial liabilities	14,107	13,944
Total	14,107	13,944
Third-party interests in consolidated entities
Financial liabilities current and non current
Non-current financial liabilities	248,581	235,720
Total	248,581	235,720
Deferred tax liability
Financial liabilities current and non current
Non-current financial liabilities	22,325	9,662
Total	$ 22,325	$ 9,662